Annual Operating Expenses {- Franklin International Growth Fund} - Franklin Global Trust 3 - FGT3-23 - Franklin International Growth Fund	Dec. 01, 2020
Class A
Operating Expenses:
Management fees	0.73%
Distribution and service (12b-1) fees	0.25%	[1]
Other expenses	0.19%
Acquired fund fees and expenses	0.01%	[2]
Total annual Fund operating expenses	1.18%	[2],[3]
Fee waiver and/or expense reimbursement	(0.06%)	[4],[5]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	1.12%	[2],[3],[4],[5]
Class C
Operating Expenses:
Management fees	0.73%
Distribution and service (12b-1) fees	1.00%	[1]
Other expenses	0.19%
Acquired fund fees and expenses	0.01%	[2]
Total annual Fund operating expenses	1.93%	[2],[3]
Fee waiver and/or expense reimbursement	(0.06%)	[4],[5]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	1.87%	[2],[3],[4],[5]
Class R
Operating Expenses:
Management fees	0.73%
Distribution and service (12b-1) fees	0.50%	[1]
Other expenses	0.19%
Acquired fund fees and expenses	0.01%	[2]
Total annual Fund operating expenses	1.43%	[2],[3]
Fee waiver and/or expense reimbursement	(0.06%)	[4],[5]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	1.37%	[2],[3],[4],[5]
Class R6
Operating Expenses:
Management fees	0.73%
Distribution and service (12b-1) fees	none	[1]
Other expenses	0.08%
Acquired fund fees and expenses	0.01%	[2]
Total annual Fund operating expenses	0.82%	[2],[3]
Fee waiver and/or expense reimbursement	(0.08%)	[4],[5]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	0.74%	[2],[3],[4],[5]
Advisor Class
Operating Expenses:
Management fees	0.73%
Distribution and service (12b-1) fees	none	[1]
Other expenses	0.19%
Acquired fund fees and expenses	0.01%	[2]
Total annual Fund operating expenses	0.93%	[2],[3]
Fee waiver and/or expense reimbursement	(0.06%)	[4],[5]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	0.87%	[2],[3],[4],[5]

[1]

1. Class R distribution and service (12b-1) fees have been restated to reflect the maximum annual rate approved by the board of trustees for the current fiscal year. Consequently, the total annual Fund expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights.

[2]

2. Total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.

[3]

3. Net expense ratios have been restated to reflect current fiscal year fees and expenses. Consequently, the total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights.

[4]

4. The fee waiver and/or expense reimbursement above has been updated to reflect that the investment manager has contractually agreed to waive or assume certain expenses so that total annual Fund operating expenses (excluding Rule 12b-1 fees, acquired fund fees and expenses and certain non-routine expenses) for each class of the Fund do not exceed 0.86% until November 30, 2021. The investment manager also has contractually agreed in advance to reduce its fees as a result of the Fund’s investment in a Franklin Templeton money fund (acquired fund) for at least one year following the date of this prospectus. During its term, this fee waiver and expense reimbursement agreement may not be terminated or amended without approval of the board of trustees except to reflect the extension of termination dates or to lower the fee waiver and expense limitation.

[5]

5. The transfer agent has contractually agreed to cap transfer agency fees for Class R6 shares of the Fund so that transfer agency fees for the class do not exceed 0.01% until November 30, 2021. During its term, this fee waiver and expense reimbursement agreement may not be terminated or amended without approval of the board of trustees except to reflect the extension of termination dates or to lower the fee waiver and expense limitation.